Amounts Receivable and Other Assets (Tables)	12 Months Ended
Jul. 31, 2018
Amounts Receivable And Other Assets
Disclosure of Information About Amounts Receivable and Other Assets
	July 31, 2018	July 31, 2017
Current:
Sales tax receivable	$1,321	$1,191
Prepaid insurance	6,491	5,051
Vendor credit	16	–
Total	$7,828	$6,242